LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of Lease Liabilities

	December 31,	December 31,
	2020	2019
Current portion of lease liabilities	$28.4	$16.0
Long-term lease liabilities	46.3	38.9
	$74.7	$54.9

Summary of undiscounted lease liability and lease payments expensed

		2021	2021-2025	2026+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$88.7	$28.6	$45.8	$14.3

	December 31,	December 31,
	2020	2019
Leases with a term of 12 months or less	$4.8	$23.7
Leases of assets with underlying value, when new, of $5,000 or less	0.1	0.4
Leases with variable lease payments	31.2	23.3
	$36.1	$47.4